Details to the consolidated cash flow statements (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Repayments of the current portion of non-current financial debts	$ (2,223)	$ (2,575)	$ (2,162)
Change in current financial debts	546	252	(3,547)
Payments of lease liabilities	(258)	(262)	(278)
Cash outflows from interest bearing accounts of employees payable on demand		1,700
Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	26,120	29,129	35,850
Increase in non-current financial debts		16	16
Repayments of the current portion of non-current financial debts		(2,575)	(2,162)
Change in current financial debts		295	(3,524)
Impact of acquisitions and divestments of businesses, net			1
Changes in fair values, lease interest and other changes, net			1
Amortization of bonds discount		22	29
Currency translation effects		(767)	(1,082)
Financial debts, derivative financial instruments and lease liabilities at end of period	24,520	26,120	29,129
Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	1,789	1,896	2,005
Payments of lease liabilities		(295)	(316)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities		(51)	(52)
New, modified and terminated leases, net		222	253
Impact of acquisitions and divestments of businesses, net		12
Changes in fair values, lease interest and other changes, net		60	62
Currency translation effects		(55)	(56)
Financial debts, derivative financial instruments and lease liabilities at end of period	1,828	1,789	1,896
Derivative financial instruments [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	55	68	194
Changes in fair values, lease interest and other changes, net		(13)	(125)
Currency translation effects			(1)
Financial debts, derivative financial instruments and lease liabilities at end of period	91	55	68
Not later than one year | Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	5,876	6,227
Financial debts, derivative financial instruments and lease liabilities at end of period	6,084	5,876	6,227
Not later than one year | Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	251	275
Financial debts, derivative financial instruments and lease liabilities at end of period	230	251	275
Not later than one year | Derivative financial instruments [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	55	68
Financial debts, derivative financial instruments and lease liabilities at end of period	91	55	68
Later than one year | Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	20,244	22,902
Financial debts, derivative financial instruments and lease liabilities at end of period	18,436	20,244	22,902
Later than one year | Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities at beginning of period	1,538	1,621
Financial debts, derivative financial instruments and lease liabilities at end of period	1,598	1,538	1,621
Continuing operations | Financial debt [member]
Statement [line items]
Increase in non-current financial debts		0
Repayments of the current portion of non-current financial debts	(2,223)
Change in current financial debts	546	252	3,547
Changes in fair values, lease interest and other changes, net	(2)
Amortization of bonds discount	17
Currency translation effects	276
Continuing operations | Lease liabilities [member]
Statement [line items]
Payments of lease liabilities	(258)	(262)	(278)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(52)	$ 48	$ 48
New, modified and terminated leases, net	349
Impact of acquisitions and divestments of businesses, net	51
Changes in fair values, lease interest and other changes, net	28
Currency translation effects	19
Continuing operations | Derivative financial instruments [member]
Statement [line items]
Changes in fair values, lease interest and other changes, net	37
Discontinued operations | Financial debt [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities related to discontinued operations	(214)
Discontinued operations | Lease liabilities [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities related to discontinued operations	(98)
Discontinued operations | Derivative financial instruments [member]
Statement [line items]
Financial debts, derivative financial instruments and lease liabilities related to discontinued operations	$ (1)